Unaudited Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net income for the period [Abstract]
Net income for the period	$ 47,213	$ 55,291
Other comprehensive income/ (loss) [Abstract]
Unrealized gain /(loss) on cash flow hedges, net	12,734	57,356
Net settlements on interest rate swaps qualifying for cash flow hedge	(489)	(1,861)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	51	12
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals	6,604	0
Other comprehensive income for the period	18,900	55,507
Total comprehensive income for the period	$ 66,113	$ 110,798